Credit Risk - Disclosure of Other Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 317	£ 424
Net modification loss	7	9
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	91	152
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	14	22
Net modification loss	13	9
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	4	6
Other loans | Homes
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	658
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	8
Other loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	9
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	1
Other loans | Consumer Finance
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	54
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	95	226
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	0
Other unsecured | Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	9
Net modification loss	0	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 0	£ 1